Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000010158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	9.05%	8.60%	10.28%
C000010160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	13.52%	9.23%	10.43%
C000010157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	15.37%	10.07%	11.20%
C000077259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	14.75%	9.46%	10.60%
C000173559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	15.02%	9.73%	10.86%
C000173560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	15.33%	10.00%	11.14%
C000106055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	15.49%	10.19%	11.34%
C000106056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	15.61%	10.28%	11.41%
C000010744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares)
Average Annual Return, Percent	7.23%	11.64%	9.02%
C000010746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares)
Average Annual Return, Percent	11.63%	12.29%	9.17%
C000010743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class I Shares)
Average Annual Return, Percent	13.46%	13.14%	9.89%
C000098140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R2 Shares)
Average Annual Return, Percent	12.87%	12.56%	9.33%
C000173561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R3 Shares)
Average Annual Return, Percent	13.13%	12.84%	9.61%
C000173562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R4 Shares)
Average Annual Return, Percent	13.47%	13.13%	9.88%
C000098141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R5 Shares)
Average Annual Return, Percent	13.62%	13.31%	10.06%
C000109963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R6 Shares)
Average Annual Return, Percent	13.74%	13.42%	10.16%
C000010748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares)
Average Annual Return, Percent	8.65%	14.87%	12.53%
C000010750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares)
Average Annual Return, Percent	12.98%	15.42%	12.57%
C000010747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class I Shares)
Average Annual Return, Percent	14.95%	16.40%	13.42%
C000173239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class R6 Shares)
Average Annual Return, Percent	15.12%	16.59%	13.58%
C000010793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	1.22%	7.69%	5.65%
C000010795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	5.34%	8.33%	5.77%
C000010792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	7.16%	9.14%	6.49%
C000173563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R3 Shares)
Average Annual Return, Percent	6.88%	8.86%	6.22%
C000173564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R4 Shares)
Average Annual Return, Percent	7.15%	9.13%	6.48%
C000162349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	7.40%	9.42%	6.75%
C000010798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	8.43%	15.52%	16.64%
C000010800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	12.86%	16.19%	16.80%
C000010797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	14.72%	17.06%	17.53%
C000070644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	14.16%	16.48%	16.97%
C000173565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	14.44%	16.77%	17.25%
C000173566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	14.73%	17.06%	17.53%
C000076449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	14.89%	17.23%	17.72%
C000093777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	15.01%	17.35%	17.84%
C000010803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares)
Average Annual Return, Percent	6.90%	15.69%	9.82%
C000010805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares)
Average Annual Return, Percent	11.25%	16.33%	9.96%
C000010802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class I Shares)
Average Annual Return, Percent	13.05%	17.19%	10.65%
C000070645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	12.55%	16.61%	10.11%
C000205210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	12.82%	16.91%	10.40%
C000205209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	13.06%	17.20%	10.66%
C000033523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	13.29%	17.38%	10.83%
C000093778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	13.36%	17.50%	10.93%
C000010813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	(2.85%)	1.97%	7.76%
C000010815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	1.03%	2.57%	7.91%
C000010811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	2.85%	3.35%	8.62%
C000010812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class L Shares)
Average Annual Return, Percent	3.01%	3.50%	8.78%
C000070647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	2.37%	2.83%	8.08%
C000190882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	2.55%	3.09%	8.34%
C000190883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	2.85%	3.35%	8.62%
C000173240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	2.95%	3.49%	8.78%
C000093779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	3.06%	3.60%	8.89%
C000010894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares)
Average Annual Return, Percent	(1.79%)	11.79%	5.41%
C000010896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares)
Average Annual Return, Percent	2.08%	12.43%	5.55%
C000010893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class I Shares)
Average Annual Return, Percent	3.90%	13.29%	6.26%
C000070648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	3.31%	12.69%	5.71%
C000173568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	3.57%	12.97%	5.97%
C000173567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	3.83%	13.26%	6.23%
C000033524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	3.99%	13.42%	6.39%
C000010897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	4.09%	13.53%	6.50%
C000010903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares)
Average Annual Return, Percent	7.21%	11.45%	9.20%
C000010905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares)
Average Annual Return, Percent	10.64%	11.89%	9.22%
C000010902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class I Shares)
Average Annual Return, Percent	12.52%	12.74%	9.97%
C000191459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class R6 Shares)
Average Annual Return, Percent	12.80%	13.01%	10.14%
C000010907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares)
Average Annual Return, Percent	6.04%	8.86%	7.55%
C000010909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares)
Average Annual Return, Percent	9.48%	9.29%	7.58%
C000010906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class I Shares)
Average Annual Return, Percent	11.32%	10.12%	8.31%
C000191460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class R6 Shares)
Average Annual Return, Percent	11.54%	10.40%	8.49%
C000010911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares)
Average Annual Return, Percent	5.23%	6.64%	6.04%
C000010913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares)
Average Annual Return, Percent	8.56%	7.09%	6.07%
C000010910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class I Shares)
Average Annual Return, Percent	10.40%	7.91%	6.80%
C000191469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class R6 Shares)
Average Annual Return, Percent	10.75%	8.18%	6.98%
C000010915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares)
Average Annual Return, Percent	3.88%	3.78%	4.14%
C000010917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares)
Average Annual Return, Percent	7.24%	4.21%	4.16%
C000010914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class I Shares)
Average Annual Return, Percent	9.09%	5.02%	4.89%
C000191474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class R6 Shares)
Average Annual Return, Percent	9.37%	5.28%	5.06%
Without Sales Load [Member] | C000010158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.09%	9.78%	10.88%
Without Sales Load [Member] | C000010160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.52%	9.23%	10.43%
Without Sales Load [Member] | C000010744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.17%	12.85%	9.61%
Without Sales Load [Member] | C000010746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.63%	12.29%	9.17%
Without Sales Load [Member] | C000010748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.66%	16.12%	13.14%
Without Sales Load [Member] | C000010750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.98%	15.42%	12.57%
Without Sales Load [Member] | C000010793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.85%	8.86%	6.22%
Without Sales Load [Member] | C000010795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.34%	8.33%	5.77%
Without Sales Load [Member] | C000010798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.44%	16.77%	17.27%
Without Sales Load [Member] | C000010800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.86%	16.19%	16.80%
Without Sales Load [Member] | C000010803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.83%	16.93%	10.41%
Without Sales Load [Member] | C000010805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.25%	16.33%	9.96%
Without Sales Load [Member] | C000010813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.55%	3.08%	8.34%
Without Sales Load [Member] | C000010815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.03%	2.57%	7.91%
Without Sales Load [Member] | C000010894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.63%	13.00%	5.99%
Without Sales Load [Member] | C000010896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.08%	12.43%	5.55%
Without Sales Load [Member] | C000010903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.28%	12.48%	9.70%
Without Sales Load [Member] | C000010905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.64%	11.89%	9.22%
Without Sales Load [Member] | C000010907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.05%	9.86%	8.05%
Without Sales Load [Member] | C000010909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.48%	9.29%	7.58%
Without Sales Load [Member] | C000010911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.16%	7.63%	6.53%
Without Sales Load [Member] | C000010913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.56%	7.09%	6.07%
Without Sales Load [Member] | C000010915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.81%	4.74%	4.62%
Without Sales Load [Member] | C000010917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.24%	4.21%	4.16%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	15.66%	16.30%	13.35%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%	12.96%
Bloomberg U S Intermediate Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Aggregate Index
Average Annual Return, Percent	6.69%	0.23%	1.80%
MSCI EAFE Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Average Annual Return, Percent	17.73%	11.16%	6.51%
Lipper Mixed Asset Target Allocation Moderate Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Return, Percent	10.72%	8.22%	6.77%
Lipper Mixed Asset Target Allocation Conservative Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Return, Percent	8.70%	4.84%	4.45%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	9.91%	11.44%	8.39%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	13.70%	13.93%	9.19%
Lipper Mixed Asset Target Allocation Growth Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Growth Funds Index
Average Annual Return, Percent	11.89%	9.92%	8.22%
Lipper Mixed Asset Target Allocation Aggressive Growth Funds [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Average Annual Return, Percent	13.22%	12.08%	8.83%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.22%	18.15%	17.01%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	26.49%	12.65%	12.13%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.73%	7.42%	7.14%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	5.54%	12.47%	6.72%